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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22960

Eubel Brady & Suttman Mutual Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450	Cincinnati, Ohio 45246
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Eubel Brady & Suttman
Income and Appreciation Fund

Ticker Symbol: EBSZX

Eubel Brady & Suttman
Income Fund

Ticker Symbol: EBSFX

Each a series of the
Eubel Brady & Suttman Mutual Fund Trust

SEMI-ANNUAL REPORT

January 31, 2017

(Unaudited)

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
LETTER TO OUR SHAREHOLDERS	January 31, 2017

Dear Shareholders:

A lot has changed since our July 2016 Annual Letter. Treasury yields rose from multi-year lows early in the period and then spiked post-election, credit spreads continued tightening, the Federal Reserve (the “Fed”) raised short-term interest rates 0.25% in December and the prospects for fiscal stimulus are overshadowing monetary stimulus for the first time since the Great Recession. We are pleased with the Funds’ performance during the period.

In this semi-annual report letter we discuss the current environment, review our investment philosophy and results, and share our perspective.

Current Environment – We believe three themes encapsulate the current environment: credit spreads, the new administration and the Fed.

Credit Spreads, the difference in yield between a U.S. Treasury (in this case) and a corporate bond of similar maturity, narrowed during the period. The spread represents the yield over the risk-free rate (Treasury) that an investor is being paid to take on credit risk. Commodity related companies’ bonds were some of the biggest beneficiaries as oil and other commodities rose. Overall, this tightening (driven by demand for corporate bonds) reduced the negative price impact of rising Treasury yields and was generally a tailwind for risk-assets. By way of example, U.S. Investment Grade bonds, on average, exhibited the following declining credit spreads in recent times: 1.65% (12/31/15), 1.23% (12/31/16) and 1.21% (1/31/17). Although not unprecedented, credit spreads this tight (coupled with low yields) make corporate bonds a bit pricey.

The New Administration, in particular its planned pro-growth policies geared toward reducing corporate taxation and deregulation and boosting infrastructure spending, helped Treasury yields to lift post-election. Or, was the market signaling its aversion to the prospects of increased deficit spending? It’s hard to say for certain, yet we believe the multi-decade decline in Treasury Yields (which began in 1981) is officially in the rearview mirror. The implementation of this aggressive agenda will likely take longer than currently expected, pushing its impact further down the road. Uncertainty surrounding potential policy changes has seemingly kept the 10 Year Treasury yield trading in a tight range during the month of January. Eventual clarity should provide direction in the fixed-income markets.

The Fed, after raising short-term rates 0.25% in December 2015, held rates steady until December 2016 when it raised rates another 0.25% to a range of 0.50% - 0.75%. With unemployment under 5% and falling and the economy gaining momentum, markets believe the probability of more rate hikes in 2017 are increasing. Of course, several were forecasted at the beginning of 2016 yet only one occurred. Prognosticators have it rough. We wouldn’t want their job.

Regarding convertible securities in particular, we believe U.S. equity markets remained generally high relative to underlying values during the semi-annual period. Small- and mid-cap companies continue to be the most richly priced relative to earnings and cash-flow. This, in conjunction with many convertibles’ equity sensitivity, limited the number of interesting convertible opportunities, which kept our exposure relatively low. When attractively priced convertibles are not available for purchase, we generally hold non-convertible corporate bonds.

Investment Philosophy – Managing risks so that investors are adequately compensated for them is an important element of our bottom-up investment philosophy. Interest rates are extremely difficult to accurately forecast over time, so we don’t make precise forecasts. However, we are cognizant of interest rate levels.

In our view, flexibility in portfolio management can support long-term success. Therefore, each Fund has latitude with respect to maturity, duration (price sensitivity to a change in interest rates) and credit quality (among other factors). This flexibility allows us to invest where we find the most value, rather than being confined to specific maturity, duration and credit rating targets (boxes, if you will). Being largely unconstrained allows us to hold bonds to maturity, and we often do so. We like the flexibility and believe it provides the Funds an advantage over those confined to specific boxes. As you may recall, only EBS clients are permitted to invest in the Funds. This provides a more stable asset base as compared to funds open to the general public. Each Fund held fewer than 60 securities at period-end, yet maintained good diversification in our view. Many funds hold hundreds of securities. We believe holding fewer securities allows us to be more selective. The composition of the EBS Funds will often be materially different than their benchmarks. As such, you should expect the Funds’ returns to diverge from their benchmarks, often significantly. Lastly, neither Fund uses leverage (borrows money) to make investments.

Results For Various Periods Ended January 31, 2017 – Since inception (September 30, 2014) through January 31, 2017, the EBS Income and Appreciation Fund (“EBSZX”) posted an average annual total return of 2.70%, while its primary benchmark, the BofA Merrill Lynch U.S. Yield Alternatives Index, returned 0.18% (annualized). On a one year basis, the Fund returned 12.46% and the index 16.63%. On a six month basis, the Fund appreciated 3.38% and the index 4.41%.

The primary factors contributing to EBSZX’s outperformance since inception and underperformance during the most recent 12 and six month periods ended January 31, 2017 are described below:

●	EBSZX’s investment in non-convertible securities contributed to its relative outperformance since inception as those assets generally performed better than those comprising the index, on average.

●

During the most recent 12 and six month periods, EBSZX underperformed largely due to its underexposure to convertible securities. Equity markets lifted markedly, driving convertible securities higher, on average. Given current equity valuations, the Fund is positioned more defensively.

We believe EBSZX is positioned well to capitalize on additional convertible investments should they become available at prices we find compelling. With equity valuations elevated and yields rising,

convertible issuance is on the rise. This can increase the size of our opportunity set in future periods. For the time being, we remain very selective.

Since inception (September 30, 2014) through January 31, 2017, the EBS Income Fund (“EBSFX”) logged an average annual total return of 2.21%, while its primary benchmark, the BofA Merrill Lynch U.S. Corporate & Government Master Index was up 2.33% (annualized). On a 12 month basis, the Fund increased 6.86% and the index 1.70%. On a six month basis, the Fund increased 1.38% and the index declined -3.60%.

The primary factors contributing to EBSFX’s underperformance since inception and outperformance over the last 12 and six month periods ended January 31, 2017 are described below:

●

EBSFX’s weighted average maturity and duration (price sensitivity to a change in interest rates) were consistently shorter than that of its benchmark, and it had less exposure to Government & Agency debt. This has been a headwind since inception of the Fund as the index has longer maturities and greater exposure to Government & Agency debt, which benefited the index as yields have declined.

●

EBSFX’s primary reasons for outperforming over the most recent 12 and six month periods are the same as why it underperformed since inception. A shorter weighted average maturity and duration and less exposure to Government & Agency debt benefit the Fund relative to the index as yields rose during the period.

Our Perspective – We have believed since inception of the Funds on September 30, 2014, that higher yields were in the offing – we just didn’t know when. This resulted in the Funds being structured with an eye toward higher yields in the future, which kept their weighted average maturity and duration reasonably short. This, along with the tailwinds provided by tightening credit spreads and under exposure to Government & Agency debt benefited the Funds during the semi-annual period.

We remain more comfortable selectively taking credit risk on the short end of the yield curve, than increasing interest rate risk by extending maturities to enhance yield. We are also fond of attractively priced floating rate debt in this environment.

Both Funds’ sensitivity to interest rates is modest and each Fund’s portfolio is diversified, in our view.

Convertible exposure within EBSZX is lower than we prefer, and is largely due to a low yield environment and stock prices that seem generally less attractive relative to underlying values as previously mentioned. The hunt for value continues. We believe exercising patience is prudent.

Both Funds are positioned well to capitalize on opportunities, in our view.

We welcome your questions, comments or both and may be reached at 800-391-1223. As always, we appreciate your trust and confidence in our firm.

Sincerely,

The EBS Research Group

Important Disclosures – Performance data quoted in this letter or the report itself represents past performance. Past performance does not guarantee future results. The value of an investor’s shares will fluctuate, and may be worth more or less than the original cost when redeemed. Current performance may be higher or lower than performance quoted herein. Performance data, current to the most recent month end, is available by calling 1-800-391-1223.

The information in this “Letter To Our Shareholders” represents the opinion of the author and is not intended to be a forecast or investment advice. This publication does not constitute an offer or solicitation of any transaction in any securities. Information contained in this publication has been obtained from sources believed to be reliable, but has not been independently verified by EBS. Please note that any discussion of fund holdings, fund performance and views expressed are as of January 31, 2017 (except if otherwise stated) and are subject to change without notice.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
PORTFOLIO INFORMATION
January 31, 2017 (Unaudited)

Eubel Brady & Suttman Income and Appreciation Fund
Asset Allocation (% of Net Assets)

Eubel Brady & Suttman Income Fund
Asset Allocation (% of Net Assets)

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND SCHEDULE OF INVESTMENTS January 31, 2017 (Unaudited)

CORPORATE BONDS — 56.1%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 11.9%
Ecolab, Inc.	1.550%	01/12/18	$2,400,000	$2,402,158
Macy's Retail Holdings, Inc.	7.450%	07/15/17	543,000	557,588
Marriott International, Inc.	3.375%	10/15/20	2,220,000	2,280,091
Time Warner Cable, Inc.	6.750%	07/01/18	2,100,000	2,235,500
Whirlpool Corp.	1.650%	11/01/17	2,400,000	2,401,656
				9,876,993
Consumer Staples — 1.4%
Dr Pepper Snapple Group, Inc.	6.820%	05/01/18	1,091,000	1,161,143

Energy — 3.6%
Boardwalk Pipelines, L.P.	5.500%	02/01/17	500,000	500,000
CONSOL Energy, Inc.	5.875%	04/15/22	2,600,000	2,515,500
				3,015,500
Financials — 17.2%
American Express Co. (a)	1.506%	05/22/18	1,200,000	1,203,370
American Financial Group, Inc.	9.875%	06/15/19	800,000	933,921
American International Group, Inc.	3.300%	03/01/21	1,700,000	1,743,180
Bank of America Corp.	5.300%	03/15/17	1,000,000	1,004,780
Capital One Bank USA, N.A.	2.150%	11/21/18	1,380,000	1,382,402
Goldman Sachs Group, Inc. (The) (a)	1.763%	12/15/17	820,000	822,777
Icahn Enterprises Finance Corp.	3.500%	03/15/17	2,300,000	2,300,460
Pershing Square Holdings, Ltd.	5.500%	07/15/22	2,500,000	2,535,750
Zions Bancorp.	5.650%	11/15/23	2,300,000	2,348,300
				14,274,940
Health Care — 2.9%
Anthem, Inc.	2.375%	02/15/17	2,400,000	2,400,821

Industrials — 7.6%
Caterpillar, Inc.	7.900%	12/15/18	708,000	788,115
Eaton Corp. plc	1.500%	11/02/17	2,370,000	2,370,680
Emerson Electric Co.	5.375%	10/15/17	1,044,000	1,073,814
Stanley Black & Decker, Inc.	1.622%	11/17/18	1,390,000	1,384,925
Stanley Black & Decker, Inc.	2.451%	11/17/18	650,000	657,243
				6,274,777
Information Technology — 5.6%
Hewlett Packard Enterprise Co.	2.450%	10/05/17	2,400,000	2,412,319
Xerox Corp.	6.350%	05/15/18	2,110,000	2,214,291
				4,626,610

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS — 56.1% (Continued)	Coupon	Maturity	Par Value	Value
Materials — 5.9%
Sherwin-Williams Co. (The)	1.350%	12/15/17	$2,430,000	$2,426,865
Steel Dynamics, Inc.	5.125%	10/01/21	2,350,000	2,432,250
				4,859,115
Total Corporate Bonds (Cost $45,673,482)				$46,489,899

CONVERTIBLE CORPORATE BONDS — 20.7%	Coupon	Maturity	Par Value	Value
Energy — 0.1%
Chesapeake Energy Corp.	2.500%	05/15/37	$116,000	$114,260

Financials — 8.0%
Ares Capital Corp.	4.375%	01/15/19	2,275,000	2,326,187
Jefferies Group, LLC	3.875%	11/01/29	2,000,000	2,015,000
Redwood Trust, Inc.	4.625%	04/15/18	2,275,000	2,275,000
				6,616,187
Health Care — 3.0%
Aceto Corp.	2.000%	11/01/20	2,600,000	2,453,750

Industrials — 1.8%
Chart Industries, Inc.	2.000%	08/01/18	1,500,000	1,485,000

Information Technology — 2.3%
Intel Corp.	2.950%	12/15/35	1,400,000	1,909,250

Materials — 3.1%
RTI International Metals, Inc.	1.625%	10/15/19	2,370,000	2,586,263

Real Estate — 2.4%
RAIT Financial Trust	4.000%	10/01/33	2,166,000	2,036,040

Total Convertible Corporate Bonds (Cost $16,802,796)				$17,200,750

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND SCHEDULE OF INVESTMENTS (Continued)

BANK DEBT — 2.5%	Coupon	Maturity	Par Value	Value
NCP Finance Limited Partnership (a)(b)(c)	4.765%	02/09/17	$172,043	$172,207
NCP Finance Limited Partnership (a)(b)(c)	4.767%	02/13/17	43,011	43,061
NCP Finance Limited Partnership (a)(b)(c)	4.768%	02/17/17	86,022	86,147
NCP Finance Limited Partnership (a)(b)(c)	4.769%	02/21/17	120,430	120,642
NCP Finance Limited Partnership (a)(c)	11.000%	09/30/18	1,685,106	1,583,999
NCP Finance Limited Partnership (a)(b)(c)	6.500%	05/24/19	43,011	45,497
Total Bank Debt (Cost $2,125,790)				$2,051,553

COMMON STOCKS — 0.8%	Shares	Value
Information Technology — 0.8%
Bridgeline Digital, Inc. (d) (Cost $739,000)	987,221	$681,182

CONVERTIBLE PREFERRED STOCKS — 1.2%	Shares	Value
Air Industries Group (Cost $1,286,017) (c)	130,544	$1,044,350

WARRANTS — 6.6%	Shares	Value
Financials — 6.6%
American International Group, Inc., $44.4305, expires 01/19/21 (d)	26,500	$589,095
Capital One Financial Corp., $42.017, expires 11/14/18 (d)	18,700	847,484
First Financial Bancorp, $12.202, expires 12/23/18 (d)	67,850	1,099,848
Hartford Financial Services Group, Inc., $9.126, expires 06/26/19 (d)	45,200	1,903,824
Lincoln National Corp., $10.034, expires 07/10/19 (d)	16,260	1,015,600
		5,455,851
Industrials — 0.0% (e)
Horsehead Holding Corp., $630.227, expires 12/20/22 (b)(d)	965	10

Total Warrants (Cost $3,635,686)		$5,455,861

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 5.4%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.40% (f) (Cost $4,468,214)	4,468,214	$4,468,214

COMMERCIAL PAPER (d)(g) — 6.0%	Par Value	Value
Danaher Corp., 0.75%, due 02/13/17	$2,500,000	$2,499,375
Dollar General Corp., 0.95%, due 02/03/17	2,500,000	2,499,868
Total Commercial Paper (Cost $4,999,243)		$4,999,243

Total Investments at Value — 99.3% (Cost $79,730,228)		$82,391,052

Other Assets in Excess of Liabilities — 0.7%		547,715

Net Assets — 100.0%		$82,938,767

(a)	Variable rate security. The rate shown is the effective interest rate as of January 31, 2017.
(b)

Security has been fair valued in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $467,564 at January 31, 2017, representing 0.6% of net assets (Note 2).

(c)	Illiquid security. Total fair value of illiquid securities held as of January 31, 2017 was $3,095,903, representing 3.7% of net assets.
(d)	Non-income producing security.
(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of January 31, 2017.
(g)	The rate shown is the annualized yield at time of purchase, not a coupon rate.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND SCHEDULE OF INVESTMENTS January 31, 2017 (Unaudited)

U.S. TREASURY OBLIGATIONS — 2.3%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	0.750%	06/30/17	$2,200,000	$2,201,197
U.S. Treasury Notes	1.500%	08/31/18	1,490,000	1,499,545
Total U.S. Treasury Obligations (Cost $3,696,806)				$3,700,742

CORPORATE BONDS — 83.5%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 17.0%
Ecolab, Inc.	1.550%	01/12/18	$1,004,000	$1,004,903
Ford Motor Credit Co., LLC	2.375%	01/16/18	4,545,000	4,568,179
Gannett Co., Inc.	5.125%	07/15/20	1,375,000	1,423,125
General Motors Financial Co., Inc.	2.625%	07/10/17	4,446,000	4,466,674
Macy's Retail Holdings, Inc.	7.450%	07/15/17	4,600,000	4,723,579
Marriott International, Inc.	3.375%	10/15/20	3,250,000	3,337,971
Time Warner Cable, Inc.	6.750%	07/01/18	4,200,000	4,471,001
Whirlpool Corp.	1.650%	11/01/17	3,825,000	3,827,639
				27,823,071
Consumer Staples — 8.3%
Dr Pepper Snapple Group, Inc.	6.820%	05/01/18	1,891,000	2,012,576
General Mills, Inc.	1.400%	10/20/17	4,770,000	4,774,617
Kraft Foods Group, Inc.	2.250%	06/05/17	4,252,000	4,266,865
Kroger Co. (The)	2.950%	11/01/21	2,500,000	2,529,660
				13,583,718
Energy — 5.0%
Boardwalk Pipelines, L.P.	5.500%	02/01/17	1,500,000	1,500,000
CONSOL Energy, Inc.	5.875%	04/15/22	5,400,000	5,224,500
Transocean, Inc.	4.250%	10/15/17	1,475,000	1,487,906
				8,212,406
Financials — 21.9%
American Express Bank, FSB	6.000%	09/13/17	1,450,000	1,489,360
American Express Co. (a)	1.506%	05/22/18	3,194,000	3,202,969
American Financial Group, Inc.	9.875%	06/15/19	1,203,000	1,404,383
Bank of America Corp.	5.300%	03/15/17	4,730,000	4,752,609
Capital One Bank USA, N.A.	2.150%	11/21/18	560,000	560,975
CNA Financial Corp.	6.950%	01/15/18	50,000	52,356
Fairfax Financial Holdings Ltd.	7.375%	04/15/18	279,000	295,377
Goldman Sachs Group, Inc. (The) (a)	1.763%	12/15/17	4,880,000	4,896,529

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS — 83.5% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 21.9% (Continued)
Hartford Financial Services Group, Inc. (The)	6.300%	03/15/18	$158,000	$165,343
Icahn Enterprises Finance Corp.	3.500%	03/15/17	4,900,000	4,900,980
Jefferies Group, LLC	5.125%	04/13/18	4,000,000	4,138,644
Pershing Square Holdings, Ltd.	5.500%	07/15/22	5,000,000	5,071,500
Reinsurance Group of America, Inc.	5.625%	03/15/17	287,000	288,448
Zions Bancorp.	5.650%	11/15/23	4,500,000	4,594,500
				35,813,973
Health Care — 7.4%
Actavis Funding SCS	1.850%	03/01/17	5,000,000	5,003,660
Anthem, Inc.	2.375%	02/15/17	2,400,000	2,400,821
Stryker Corp.	1.300%	04/01/18	4,677,000	4,666,126
				12,070,607
Industrials — 10.4%
Caterpillar, Inc.	7.900%	12/15/18	3,276,000	3,646,702
Eaton Corp. plc	1.500%	11/02/17	5,035,000	5,036,445
Johnson Controls International plc	1.400%	11/02/17	3,698,000	3,692,886
Stanley Black & Decker, Inc.	2.451%	11/17/18	4,605,000	4,656,314
				17,032,347
Information Technology — 5.6%
Hewlett Packard Enterprise Co.	2.450%	10/05/17	4,500,000	4,523,098
Xerox Corp.	6.350%	05/15/18	4,337,000	4,551,365
				9,074,463
Materials — 5.4%
Sherwin-Williams Co. (The)	1.350%	12/15/17	4,000,000	3,994,840
Steel Dynamics, Inc.	5.125%	10/01/21	4,607,000	4,768,245
				8,763,085
Real Estate — 1.0%
Weyerhaeuser Co.	6.950%	08/01/17	1,659,000	1,699,005

Utilities — 1.5%
Pennsylvania Electric Co.	6.625%	04/01/19	15,000	16,084
Southern Co.	1.300%	08/15/17	2,556,000	2,555,770
				2,571,854
Total Corporate Bonds (Cost $135,024,534)				$136,644,529

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND SCHEDULE OF INVESTMENTS (Continued)

BANK DEBT — 1.9%	Coupon	Maturity	Par Value	Value
NCP Finance Limited Partnership (a)(b)(c)	4.765%	02/09/17	$903,226	$904,084
NCP Finance Limited Partnership (a)(b)(c)	4.767%	02/13/17	225,806	226,071
NCP Finance Limited Partnership (a)(b)(c)	4.768%	02/17/17	451,613	452,274
NCP Finance Limited Partnership (a)(b)(c)	4.769%	02/21/17	632,258	633,370
NCP Finance Limited Partnership (a)(c)	11.000%	09/30/18	792,991	745,411
NCP Finance Limited Partnership (a)(b)(c)	6.500%	05/24/19	225,806	238,861
Total Bank Debt (Cost $3,220,486)				$3,200,071

PREFERRED STOCKS — 1.8%	Shares	Value
RAIT Financial Trust, 7.75%, Series A (Cost $2,946,070)	135,000	$2,875,500

MONEY MARKET FUNDS — 6.0%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.40% (d) (Cost $9,861,029)	9,861,029	$9,861,029

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND SCHEDULE OF INVESTMENTS (Continued)

COMMERCIAL PAPER (e)(f) — 6.7%	Par Value	Value
Campbell Soup Co., 0.80%, due 02/14/17	$2,400,000	$2,399,307
Danaher Corp., 0.75%, due 02/13/17	5,000,000	4,998,750
Dollar General Corp., 0.95%, due 02/03/17	3,500,000	3,499,815
Total Commercial Paper (Cost $10,897,872)		$10,897,872

Total Investments at Value — 102.2% (Cost $165,646,797)		$167,179,743

Liabilities in Excess of Other Assets — (2.2%)		(3,567,217)

Net Assets — 100.0%		$163,612,526

(a)	Variable rate security. The rate shown is the effective interest rate as of January 31, 2017.
(b)

Security has been fair valued in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $2,454,660 at January 31, 2017, representing 1.5% of net assets (Note 2).

(c)	Illiquid security. Total fair value of illiquid securities held as of January 31, 2017 was $3,200,071, representing 1.9% of net assets.
(d)	The rate shown is the 7-day effective yield as of January 31, 2017.
(e)	The rate shown is the annualized yield at time of purchase, not a coupon rate.
(f)	Non-income producing security.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST STATEMENTS OF ASSETS AND LIABILITIES January 31, 2017 (Unaudited)

	Eubel Brady & Suttman Income and Appreciation Fund	Eubel Brady & Suttman Income Fund
ASSETS
Investments in securities:
At acquisition cost	$79,730,228	$165,646,797
At value (Note 2)	$82,391,052	$167,179,743
Dividends and interest receivable	546,378	1,148,855
Other assets	19,035	22,584
Total assets	82,956,465	168,351,182

LIABILITIES
Distributions payable	615	3,145
Payable for investment securities purchased	—	4,700,240
Payable for capital shares redeemed	83	1,258
Payable to administrator (Note 4)	13,908	27,390
Other accrued expenses	3,092	6,623
Total liabilities	17,698	4,738,656

NET ASSETS	$82,938,767	$163,612,526

NET ASSETS CONSIST OF:
Paid-in capital	$81,718,665	$162,805,758
Accumulated net investment income	2,399	996
Accumulated net realized losses from security transactions	(1,443,121)	(727,174)
Net unrealized appreciation on investments	2,660,824	1,532,946
NET ASSETS	$82,938,767	$163,612,526

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	8,384,634	16,386,382

Net asset value, offering price and redemption price per share (Note 2)	$9.89	$9.98

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST STATEMENTS OF OPERATIONS For the Six Months Ended January 31, 2017 (Unaudited)

	Eubel Brady & Suttman Income and Appreciation Fund	Eubel Brady & Suttman Income Fund
INVESTMENT INCOME
Dividends	$93,475	$150,238
Interest	1,097,799	1,980,737
Total investment income	1,191,274	2,130,975

EXPENSES
Administration fees (Note 4)	40,601	81,739
Shareholder servicing fees (Note 4)	16,236	32,501
Professional fees	22,836	22,836
Custody and bank service fees	8,092	10,998
Registration and filing fees	8,763	9,759
Trustees’ fees and expenses (Note 4)	2,854	2,854
Other expenses	1,886	2,423
Total expenses	101,268	163,110

NET INVESTMENT INCOME	1,090,006	1,967,865

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investment transactions	(177,208)	(727,402)
Net change in unrealized appreciation (depreciation) on investments	1,794,564	1,079,007
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,617,356	351,605

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,707,362	$2,319,470

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
FROM OPERATIONS
Net investment income	$1,090,006	$2,280,722
Net realized losses from investment transactions	(177,208)	(378,570)
Net change in unrealized appreciation (depreciation) on investments	1,794,564	(62,107)
Net increase in net assets from operations	2,707,362	1,840,045

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,197,350)	(2,283,598)
From net realized gains on investments	—	(734,447)
Decrease in net assets from distribution to shareholders	(1,197,350)	(3,018,045)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,648,965	10,612,353
Net asset value of shares issued in reinvestment of distributions to shareholders	1,195,030	3,011,131
Payments for shares redeemed	(2,667,821)	(15,841,022)
Net increase (decrease) from capital share transactions	2,176,174	(2,217,538)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,686,186	(3,395,538)

NET ASSETS
Beginning of period	79,252,581	82,648,119
End of period	$82,938,767	$79,252,581

ACCUMULATED NET INVESTMENT INCOME	$2,399	$109,743

CAPITAL SHARE ACTIVITY
Shares sold	371,398	1,124,870
Shares reinvested	122,162	320,066
Shares redeemed	(273,005)	(1,672,944)
Net increase (decrease) in shares outstanding	220,555	(228,008)
Shares outstanding at beginning of period	8,164,079	8,392,087
Shares outstanding at end of period	8,384,634	8,164,079

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
FROM OPERATIONS
Net investment income	$1,967,865	$4,068,022
Net realized gains (losses) from investment transactions	(727,402)	105,160
Net change in unrealized appreciation (depreciation) on investments	1,079,007	1,161,644
Net increase in net assets from operations	2,319,470	5,334,826

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,970,519)	(4,066,844)
From net realized gains on investments	(90,541)	(273,901)
Decrease in net assets from distributions to shareholders	(2,061,060)	(4,340,745)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	13,653,370	27,264,814
Net asset value of shares issued in reinvestment of distributions to shareholders	2,048,335	4,312,325
Payments for shares redeemed	(12,887,501)	(35,025,753)
Net increase (decrease) from capital share transactions	2,814,204	(3,448,614)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,072,614	(2,454,533)

NET ASSETS
Beginning of period	160,539,912	162,994,445
End of period	$163,612,526	$160,539,912

ACCUMULATED NET INVESTMENT INCOME	$996	$3,650

CAPITAL SHARE ACTIVITY
Shares sold	1,366,509	2,780,954
Shares reinvested	205,224	441,452
Shares redeemed	(1,290,609)	(3,592,900)
Net increase (decrease) in shares outstanding	281,124	(370,494)
Shares outstanding at beginning of period	16,105,258	16,475,752
Shares outstanding at end of period	16,386,382	16,105,258

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31, 2016	Period Ended July 31, 2015 (a)
Net asset value at beginning of period	$9.71		$9.85	$10.00

Income (loss) from investment operations:
Net investment income	0.13		0.28	0.19
Net realized and unrealized gains (losses) on investments	0.20		(0.05)	(0.15)
Total from investment operations	0.33		0.23	0.04

Less distributions from:
Net investment income	(0.15)		(0.28)	(0.19)
From net realized gains on investments	—		(0.09)	—
Total distributions	(0.15)		(0.37)	(0.19)

Net asset value at end of period	$9.89		$9.71	$9.85

Total return (b)	3.38	%(c)	2.55%	0.38	%(c)

Net assets at end of period (000’s)	$82,939		$79,253	$82,648

Ratios/supplementary data:

Ratio of total expenses to average net assets	0.25	%(d)	0.25%	0.25	%(d)

Ratio of net investment income to average net assets	2.68	%(d)	2.94%	2.34	%(d)

Portfolio turnover rate	18	%(c)	33%	27	%(c)

(a)	Represents the period from the commencement of operations (September 30, 2014) through July 31, 2015.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31, 2016	Period Ended July 31, 2015 (a)
Net asset value at beginning of period	$9.97		$9.89	$10.00

Income (loss) from investment operations:
Net investment income	0.12		0.25	0.13
Net realized and unrealized gains (losses) on investments	0.02		0.10	(0.11)
Total from investment operations	0.14		0.35	0.02

Less distributions from:
Net investment income	(0.12)		(0.25)	(0.13)
From net realized gains on investments	(0.01)		(0.02)	—
Total distributions	(0.13)		(0.27)	(0.13)

Net asset value at end of period	$9.98		$9.97	$9.89

Total return (b)	1.38	%(c)	3.58%	0.22	%(c)

Net assets at end of period (000’s)	$163,613		$160,540	$162,994

Ratios/supplementary data:

Ratio of total expenses to average net assets	0.20	%(d)	0.20%	0.22	%(d)

Ratio of net investment income to average net assets	2.41	%(d)	2.54%	1.70	%(d)

Portfolio turnover rate	15	%(c)	35%	27	%(c)

(a)	Represents the period from the commencement of operations (September 30, 2014) through July 31, 2015.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS
January 31, 2017 (Unaudited)

1. Organization

Eubel Brady & Suttman Income and Appreciation Fund (“EBS Income and Appreciation Fund”) and Eubel Brady & Suttman Income Fund (“EBS Income Fund”) (individually, a “Fund” and collectively, the “Funds”) are each a no-load diversified series of Eubel Brady & Suttman Mutual Fund Trust (the “Trust”), an open-end management investment company organized as an Ohio business trust on April 22, 2014. On August 1, 2014, 5,000 shares of each Fund were issued for cash, at $10.00 per share, to a Principal of Eubel Brady & Suttman Asset Management, Inc. (the “Adviser”), the investment adviser to the Funds.

The investment objective of the EBS Income and Appreciation Fund is to seek to provide total return through a combination of current income and capital appreciation.

The investment objective of the EBS Income Fund is to preserve capital, produce income and maximize total return.

2. Significant Accounting Policies

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

In October 2016, the Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impacts financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement preparation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

The following summarizes the significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation — Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. The

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Funds typically use an independent pricing service to determine the value of their fixed income securities. The pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of fixed income securities without regard to sale or bid prices.

If the Adviser determines that a price provided by the pricing service does not accurately reflect the market value of the securities, when prices are not readily available from the pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Certain fixed income securities held by the Funds are classified as Level 2 since the values are typically provided by an independent pricing service that utilizes various “other significant observable inputs” as discussed above. Certain other fixed income securities, including bank debt held by the Funds, are classified as Level 3 since the values for these securities are based on prices derived from one or more significant inputs that are unobservable. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2017 by security type:

EBS Income and Appreciation Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$46,489,899	$—	$46,489,899
Convertible Corporate Bonds	—	17,200,750	—	17,200,750
Bank Debt	—	1,583,999	467,554	2,051,553
Common Stocks	681,182	—	—	681,182
Convertible Preferred Stocks	—	1,044,350	—	1,044,350
Warrants	5,455,851	—	10	5,455,861
Money Market Funds	4,468,214	—	—	4,468,214
Commercial Paper	—	4,999,243	—	4,999,243
Total	$10,605,247	$71,318,241	$467,564	$82,391,052

EBS Income Fund:
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$3,700,742	$—	$3,700,742
Corporate Bonds	—	136,644,529	—	136,644,529
Bank Debt	—	745,411	2,454,660	3,200,071
Preferred Stocks	2,875,500	—	—	2,875,500
Money Market Funds	9,861,029	—	—	9,861,029
Commercial Paper	—	10,897,872	—	10,897,872
Total	$12,736,529	$151,988,554	$2,454,660	$167,179,743

It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period. As of January 31, 2017, EBS Income Fund did not have any transfers into or out of any Level. Transfers that occurred between Level 1, Level 2 and Level 3 as of January 31, 2017 for the EBS Income and Appreciation Fund due to changes in the availability of quoted prices and issuance of Warrants are as follows:

Transfers from Level 2 to Level 3	$10
Transfers from Level 3 to Level 1	$739,000

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a reconciliation of Level 3 investments of the Funds for which significant unobservable inputs were used to determine fair value for the period ended January 31, 2017:

EBS Income and Appreciation Fund
Investments in Securities	Balance as of July 31, 2016	Purchases / transfers into	Sales / transfers out of	Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of January 31, 2017
Convertible Corporate Bonds	$760,599	$—	$(739,000)	$—	$(21,599)	$—
Bank Debt	457,526	3,148,387	(3,139,785)	—	1,426	467,554
Warrants	—	10	—	—	—	10
Total	$1,218,125	$3,148,397	$(3,878,785)	$—	$(20,173)	$467,564

EBS Income Fund
Investments in Securities	Balance as of July 31, 2016	Purchases	Sales	Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of January 31, 2017
Bank Debt	$2,402,012	$16,529,033	$(16,483,871)	$—	$7,486	$2,454,660

The total change in unrealized appreciation (depreciation) included in the statements of operations attributable to Level 3 investments still held at January 31, 2017 is $1,426 and $7,486 for the EBS Income and Appreciation Fund and the EBS Income Fund, respectively.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Adviser in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 investments.

EBS Income and Appreciation Fund
	Fair Value at January 31, 2017	Valuation Technique	Unobservable Input[1]	Range	Weighted Average of Unobservable Inputs
Bank Debt	$467,554	DCF Model	Discount Rate	2.09%-3.89%	2.27%
Warrants	$10	Management’s Estimate of Future Cash Flows	N/A	N/A	N/A

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

EBS Income Fund
	Fair Value at January 31, 2017	Valuation Technique	Unobservable Input[1]	Range	Weighted Average of Unobservable Inputs
Bank Debt	$2,454,660	DCF Model	Discount Rate	2.09%-3.89%	2.27%

DCF - Discounted Cash Flow

[1]

Significant increases and decreases on the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in a decrease to the fair value. A decrease to the unobservable input would have the opposite effect.

There were no derivative instruments held by the Funds during the six months ended January 31, 2017.

Share Valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to its NAV per share.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Income, Security Transactions and Realized Capital Gains and Losses — Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method. Security transactions are accounted for on trade date. Realized capital gains and losses on securities sold are determined on a specific identification basis.

Expenses — Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to Shareholders — Distributions to shareholders of net investment income, if any, are paid monthly. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and realized capital gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid by each Fund during the periods ended January 31, 2017 and July 31, 2016 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
EBS Income and Appreciation Fund:
January 31, 2017	$1,197,350	$—	$1,197,350
July 31, 2016	$2,283,598	$734,447	$3,018,045
EBS Income Fund:
January 31, 2017	$2,061,060	$—	$2,061,060
July 31, 2016	$4,081,235	$259,510	$4,340,745

Federal Income Tax — Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of January 31, 2017:

	EBS Income and Appreciation Fund	EBS Income Fund
Tax cost of portfolio investments	$79,809,055	$165,646,797
Gross unrealized appreciation	$4,574,408	$1,988,283
Gross unrealized depreciation	(1,992,411)	(455,337)
Net unrealized appreciation on investments	2,581,997	1,532,946
Accumulated ordinary income	3,014	4,141
Accumulated capital and other losses	(1,364,294)	(727,174)
Distributions payable	(615)	(3,145)
Accumulated earnings	$1,220,102	$806,768

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the EBS Income and Appreciation Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to basis adjustments related to the Fund’s holdings in convertible bonds.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (tax years ended July 31, 2015 and July 31, 2016) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3.	Unfunded Loan Commitment

At January 31, 2017, unfunded loan commitments for the Funds were as follows:

Fund	Borrower	Unfunded Commitment
EBS Income and Appreciation Fund	NCP Finance Limited Partnership	$335,484
EBS Income Fund	NCP Finance Limited Partnership	$1,761,290

Pursuant to an Asset-Based Lending Credit Agreement between the Funds and NCP Finance Limited Partnership (the “Borrower”), the Borrower has agreed to pay the Funds a commitment fee equal to 0.50% of the average daily unfunded commitment balance.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

Certain officers of the Trust are also officers of the Adviser, of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Funds, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter and exclusive agent for the distribution of shares of the Funds.

Investment Adviser — Under the terms of the Management Agreement between the Trust and the Adviser, the Adviser manages each Fund’s investments subject to oversight by the Board. The Funds do not pay the Adviser investment advisory fees under the Management Agreement. However, prior to investing in a Fund, a prospective shareholder must enter into an investment advisory agreement with the Adviser that calls for the payment of an advisory fee based upon a percentage of all assets (including shares of the Funds) managed by the Adviser on behalf of the prospective shareholder. The fee schedule may be negotiable at the time the account is opened and is generally based upon the value of assets held in the client’s account and the style of management.

The Adviser has entered into an agreement with the Funds under which it has agreed to reimburse Fund expenses to the extent necessary to limit total annual operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses, expenses incurred pursuant to the Funds’ Shareholder Servicing Plan and extraordinary expenses) to an amount not exceeding 0.35% of each Fund’s average daily net assets. Any payments by the Adviser of expenses which are a Fund’s obligation are subject to repayment by the Fund for a period of three years following the fiscal year in which such expenses were paid, provided that the repayment does not cause the Fund’s total annual operating expenses to exceed 0.35% of average daily net assets. This agreement is currently in effect until December 1, 2017. No expense reimbursements were required during the six months ended January 31, 2017.

Other Service Providers — Ultimus provides administration, fund accounting and transfer agency services to each Fund. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds’ portfolio securities.

Shareholder Servicing Plan — The Funds have adopted a Shareholder Servicing Plan (the “Plan”) which allows each Fund to make payments to financial organizations (including payments directly to the Adviser and the Distributor) for providing account administration and account maintenance services to Fund shareholders. The annual service fee may not exceed an amount equal to 0.25% of each Fund’s

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

average daily net assets. During the six months ended January 31, 2017, the EBS Income and Appreciation Fund and the EBS Income Fund paid $16,236 and $32,501, respectively, pursuant to the Plan.

Compensation of Trustees — Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Effective January 1, 2017, each Trustee who is not an affiliated person of the Adviser or Ultimus (“Independent Trustee”) receives from the Trust a fee of $1,500 for attendance at each meeting of the Board, in addition to reimbursement of travel and other expenses incurred in attending the meetings. The Chairman of the Audit and Governance Committee receives an additional annual fee of $1,000. Prior to January 1, 2017, each Independent Trustee received from the Trust a fee of $1,000 for attendance at each meeting of the Board, in addition to reimbursement of travel and other expenses incurred in attending the meetings.

5. Securities Transactions

During the six months ended January 31, 2017, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

	EBS Income and Appreciation Fund	EBS Income Fund
Purchases of investment securities	$12,986,967	$20,473,131
Proceeds from sales and maturities of investment securities	$18,589,142	$28,525,908

During the six months ended January 31, 2017, there were no purchases or sales and maturities from U.S. government long-term securities for the Funds.

6. Contingencies and Commitments

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

7. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of January 31, 2017, the EBS Income and Appreciation Fund and the EBS Income Fund had 34.3% and 25.6%, respectively, of the value of their net assets invested in securities within the Financials sector.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events have occurred.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including shareholder servicing fees and other operating expenses. These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2016 through January 31, 2017).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they impose any sales loads.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expense Ratio(a)	Expenses Paid During Period(b)
EBS Income & Appreciation Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,033.80	0.25%	$1.28
Based on Hypothetical 5% Fund Return (before expenses)	$ 1,000.00	$ 1,023.95	0.25%	$1.28
EBS Income Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,013.80	0.20%	$1.02
Based on Hypothetical 5% Fund Return (before expenses)	$ 1,000.00	$ 1,024.20	0.20%	$1.02

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST OTHER INFORMATION (Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-800-391-1223. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-391-1223, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-391-1223, or on the SEC’s website at http://www.sec.gov.

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Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eubel Brady & Suttman Mutual Fund Trust

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	April 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	April 4, 2017

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Financial Officer

Date	April 4, 2017

*	Print the name and title of each signing officer under his or her signature.